RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The scope of related parties is consistent with those that were defined in the most recent Group’s annual report on Form 20-F, except that subsequent to the IPO, Amer Sports Management Company (Cayman) Limited, the Boards of Directors of Amer Sports Holding (Cayman) Limited and Amer Sports Holding 3 Oy, and the President and CEO of Amer Sports Corporation are no longer related parties.
The Company's transactions with ANTA Sports comprise the following:

	Three months ended June 30,		Six months ended June 30,
In millions	2024	2023	2024	2023
Purchases of goods and services from ANTA Sports and subsidiaries	$11.0	$6.5	$12.9	$12.8
Sales to ANTA Sports and subsidiaries	8.4	0.2	10.8	0.2
Sales to ANTA Sports are based on the same conditions that apply to third parties.
Key management includes the Board of Directors of Amer Sports, Inc., the Executive Committee, and the Executive Board.
Key management prior to the IPO also included the Board of Directors of Amer Sports Holding 3 Oy.
Compensation to key management recognized in earnings:

	Three months ended June 30,		Six months ended June 30,
In millions	2024	2023	2024	2023
Salaries and other short-term employee benefits	$5.1	$3.4	$11.7	$6.4
Post-employment benefits	0.1	0.1	0.3	0.3
Expenses related to share-based incentive plans[1]	5.9	-	13.6	-
Other long-term benefits	-	-	0.1	0.1
Total	$11.1	$3.5	$25.7	$6.8
[1]Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end.

Remuneration of $0.1 million was paid to the Board of Directors for the three and six months ended June 30, 2024. No payments were made to the Board of Directors for the three and six months ended June 30, 2023. Members of the Board of Directors do not have contractual retirement benefits with the Company, while certain members of the Board of Directors are participants to the Company’s Omnibus Incentive Plan.
The Company was granted the following long-term loans from the parent company Amer Sports Holding (Cayman) Limited:

In millions	June 30, 2024	December 31, 2023
Long-term loans from the parent company:
Investment Loan	$-	$2,641.0
Facility A Loan	-	1,436.5
Total	$-	$4,077.5

At the Group level, the loan was netted by upfront fees related to the aforementioned loan.

	Three months ended June 30,		Six months ended June 30,
In millions	2024	2023	2024	2023
Interest expenses to the parent company:
Investment Loan	$-	$52.9	$19.1	$97.1
Facility A Loan	-	5.4	2.5	10.0
Total	$-	$58.3	$21.6	$107.1
The Investment Loan was an unsecured loan from Amer Sports Holding (Cayman) Limited. Borrowings thereunder accrued interest at a rate equal to the percentage rate per annum which was the aggregate of the applicable margin of 4.00%, 4.25% or 4.50%, depending on the current leverage ratio, and EURIBOR for any loans in EUR, plus 0.25%. Approximately EUR 2.3 billion of this loan was equitized immediately prior to the completion of the Company's IPO and EUR 125.5 million was set off against certain outstanding liabilities of Amer Sports Holding (Cayman) Limited, and all remaining liabilities were repaid in full in connection with the Company's IPO.
The Facility A Loan was an unsecured loan from Amer Sports Holding (Cayman) Limited. Borrowings thereunder accrued interest at a rate equal to the percentage rate per annum which was the aggregate of the applicable margin of 2.00% or 1.75%, depending on the current leverage ratio, and EURIBOR, plus a margin to be determined from time to time. The Facility A Loan was repaid on February 6, 2024.
For the Investment Loan and Facility A Loan, the accrual of interest under both loans was suspended subsequent to December 31, 2022 in contemplation of the IPO and the related Equitization. The suspension of interest as well as the Equitization were accounted for as capital contributions. Refer to Note 11. Shareholders' Equity/(Deficit) for further details on the Equitization.
The following balances are outstanding at the end of the respective reporting periods in relation to transactions with related parties (except for the long-term loan from the parent company mentioned above):

In millions	June 30, 2024	December 31, 2023
ANTA Sports and subsidiaries
Current payables (purchases of goods and services)	$7.6	$6.3
Current receivables (sales of goods)	6.3	-
Amer Sports Holding (Cayman) Limited
Accounts receivable, net	-	18.0
Other receivables	-	13.3
Key management personnel
Provisions short and long-term incentive	11.2	17.9
Amer Sports Management Company (Cayman) Limited
Loans from related parties taken in 2022	-	11.9
Interest expenses	-	0.8
Low Tide Properties Ltd.
Right-of-use asset / Lease liability	0.8	0.9
Current payables to and receivables from ANTA Sports have a short term maturity, are interest free and not secured.